Note 7 Changes in impaired financial assets written off from the balance sheet (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in impaired financial assets written off from the balance sheet [Line Items]
Financial assets written off during reporting period and still subject to enforcement activity, contractual amount outstanding		€ 22,001	€ 26,245	€ 32,343
Companies held for sale	[1]	0	(4,646)	0
Increase impaired financial assets written off from the balance sheet		3,709	3,440	4,712
Decrease impaired financial assets written off from the balance sheet		(3,605)	(2,715)	(11,039)
Re-financing or restructuring		(1)	(7)	(2)
Gain on recovery of loans and advances previously written off		(423)	(339)	(919)
Decrease foreclosed assets		(17)	(479)	(617)
Decrease sales	[2]	(2,437)	(1,223)	(8,325)
Decrease debt forgiveness		(599)	(607)	(493)
Decrease time barred debt and other causes		(129)	(60)	(682)
Net exchange differences written off		(116)	(323)	230
Financial assets written off during reporting period and still subject to enforcement activity, contractual amount outstanding		€ 21,990	€ 22,001	€ 26,245

[1]	(*) The amount in 2020 includes the balance of the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).
[2]	(**) Includes principal and interest.